Forfeiture Shares (Details) - Schedule of Fair Value of Forfeited Shares - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price (in Dollars per share)	$ 2.45	$ 5.37
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	9 months	1 year 9 months
Expected volatility	30.95%	51.37%
Risk-free interest rate	4.37%	4.27%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	1 year 9 months	2 years 9 months
Expected volatility	60.31%	53.53%
Risk-free interest rate	5.03%	4.49%